Statement of Stockholders Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2010	Oct. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Issuance of common shares as compensation upon formation, share price	$ 0.001
Issuance of common shares for cash on October 24, 2011, share price		$ 0.001